DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		$ (11,386)		$ 953		$ 0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)		7,582	[1]	(359)	[1]	$ 0
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	(1,801)		49
Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		(11,386)		953
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	7,582		(359)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0		0
Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0		0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	0		0
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	(1,801)		49
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		(11,386)		953
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	7,582		(359)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0		0
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0		0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	0		0
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	$ (1,801)		$ 49

[1]	Classified in operating expenses in the Consolidated Statement of Operations.
[2]	Includes derivatives not designated as accounting hedge. Classified in financial income (expense), net, in the Consolidated Statement of Operations.